As filed with the U.S. Securities and Exchange Commission on January 8, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Updated April 6, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report

October 31, 2023

ETFB Green SRI REITs ETF

Ticker: RITA

ETFB Green SRI REITs ETF

ETFB Green SRI REITs ETF

Letter to Shareholders
(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETFB Green SRI REITs ETF (“RITA” or the “Fund”). The information presented in this report relates to the operations of RITA from November 1, 2022 through October 31, 2023 (the “current fiscal period”).

The Fund seeks to track the performance, before fees and expenses, of the FTSE EPRA Nareit IdealRatings Developed REITs Islamic Green Capped Index (the “Index”). The Index is composed of a portfolio of exchange-listed real estate investment trusts (“REITs”) in developed markets meeting the business, financial, socially responsible investing (“SRI”), and green investing criteria as determined by IdealRatings, Inc.

Interest rate hikes in 2023, and the inflation rate had an impact of on the returns of REITs in the past 12 months. Current market data for the U.S. economy shows a recession period is less of a concern because of resilient economic data. We expect growth fall below trend in 2024. While a higher interest rate has a possibility of cooling off, current near-term risks remain as the lagged effects of tighter monetary policy filter through the economy, as a result the current environment may have an impact on real estate performance in the short-term.

For the current fiscal period, the Fund’s market price decreased -4.95% and the Net Asset Value (“NAV”) decreased -5.03%. Meanwhile, the S&P 500® Index, a broad market index, increased 10.14% over the same period while the Fund’s Index returned -5.38%.

For the current fiscal period the best performing constituents of the Fund were Welltower, Inc., EastGroup Properties, Inc. and STAG Industrial, Inc.

For the current fiscal period the worst performing constituents of the Fund were Charter Hall Social Infrastructure REIT, Healthpeak Properties, Inc., and Alexandria Real Estate Equities, Inc.

The Fund commenced operations on December 8, 2021, and has 375,000 shares outstanding as of October 31, 2023.

We appreciate your investment in the ETFB Green SRI REITs ETF.

Sincerely,

J. Garrett Stevens, Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

ETFB Green SRI REITs ETF

Letter to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

One cannot invest directly in an index. Investing involves risk.

Principal loss is possible. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods. These risks are greater for investments in emerging markets. ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Securities for inclusion is also based on socially responsible and green investing criteria, so the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. These and other risk considerations, such as interest rate, non-diversification, and smaller company risks, are described in detail in the Fund’s prospectus.

The S&P 500® Index includes the 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest directly in an index.

Market returns are based on the primary exchange’s official close price at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Exchange Traded Concepts is the Adviser to ETFB Green SRI REITs ETF, which is distributed by Quasar Distributors, LLC (“Quasar”). Quasar is not affiliated with Exchange Traded Concepts, LLC.

ETFB Green SRI REITs ETF

Performance Summary
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 8, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

ETFB Green SRI REITs ETF

Performance Summary
(Unaudited) (Continued)

Average Annual Total Returns October 31, 2023	One Year	Since Inception (12/8/2021)
ETFB Green SRI REITs ETF - NAV	-5.03%	-17.93%
ETFB Green SRI REITs ETF - Market	-4.95%	-17.87%
FTSE EPRA Nareit IdealRatings Developed REITs Islamic Green Capped Index (1)	-5.38%	-18.23%
S&P 500® Index (1)(2)	10.14%	-4.32%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023 is 0.50%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ETFB Green SRI REITs ETF

Portfolio Allocation
As of October 31, 2023 (Unaudited)

Sector	Percentage of Net Assets
REITS-Apartments (a)	29.9%
REITS-Warehouse/Industrial	23.8
REITS-Diversified	12.5
REITS-Health Care	11.2
REITS-Storage	10.1
REITS-Shopping Centers	5.0
REITS-Office Property	4.3
REITS-Manufactured Homes	0.9
REITS-Regional Malls	0.8
REITS-Hotels	0.7
Short-Term Investments	0.6
REITS-Single Tenant	0.2
Other Assets in Excess of Liabilities (b)	0.0
Total	100.0%

(a)

The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in real estate companies. The value of the Fund’s shares may rise and fall more than the value of the shares of a fund that invests in securities of companies in a broader range of industries. See Note 7 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

ETFB Green SRI REITs ETF

Schedule of Investments
October 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	Australia — 3.3%
5,829	Arena REIT	$11,699
1,327	Charter Hall Social Infrastructure REIT	2,000
3,008	Dexus Industria REIT	4,533
80,516	Mirvac Group	92,781
13,139	National Storage REIT	16,638
1,131	Stockland	2,535
70,898	Vicinity, Ltd.	76,312
		206,498
	Hong Kong — 1.9%
24,900	Link REIT	114,243
12,000	Prosperity REIT	2,070
		116,313
	Japan — 6.1%
45	Advance Residence Investment Corporation	97,610
25	Japan Logistics Fund, Inc.	46,205
20	Mitsui Fudosan Logistics Park, Inc.	60,286
96	Nippon Prologis REIT, Inc.	170,390
		374,491
	Netherlands — 1.1%
3,709	NSI NV	66,883

	New Zealand — 0.2%
10,834	Goodman Property Trust	12,666

	Singapore — 3.2%
192,777	Frasers Logistics & Commercial Trust	146,336
82,519	PARAGON REIT	47,883
		194,219
	United Kingdom — 4.4%
10,108	abrdn Property Income Trust, Ltd.	5,716
3,463	Custodian Property Income REIT plc	3,450
8,558	Impact Healthcare REIT plc	8,599
3,306	Picton Property Income, Ltd.	2,608
7,698	Segro plc	66,583

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	United Kingdom — 4.4% (Continued)
3,740	Target Healthcare REIT plc	$3,272
77,683	Tritax Big Box REIT plc	128,953
4,883	UNITE Group plc	51,461
		270,642
	United States — 79.2% (a)
179	Agree Realty Corporation	10,013
2,583	Alexander & Baldwin, Inc.	40,811
2,121	Alexandria Real Estate Equities, Inc.	197,529
2,730	American Homes 4 Rent	89,380
2,881	Apple Hospitality REIT, Inc.	45,174
2,924	AvalonBay Communities, Inc.	484,624
1,082	Camden Property Trust	91,840
22	Community Healthcare Trust, Inc.	631
3,011	CubeSmart	102,645
3,642	Digital Realty Trust, Inc.	452,920
1,297	EastGroup Properties, Inc.	211,735
2,300	Elme Communities	29,348
317	Equity LifeStyle Properties, Inc.	20,859
8,803	Equity Residential	487,071
3,354	First Industrial Realty Trust, Inc.	141,874
8,747	Healthpeak Properties, Inc.	136,016
5,763	Invitation Homes, Inc.	171,103
10,865	LXP Industrial Trust	85,942
1,232	Mid—America Apartment Communities, Inc.	145,561
4,427	Prologis, Inc.	446,021
2,125	Public Storage	507,259
1,942	Regency Centers Corporation	117,025
1,893	Rexford Industrial Realty, Inc.	81,853
688	STAG Industrial, Inc.	22,855
286	Sun Communities, Inc.	31,814
6,253	UDR, Inc.	198,908
6,456	Welltower, Inc.	539,786
		4,890,597
	TOTAL COMMON STOCKS (Cost $8,420,857)	6,132,309

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.6%
39,210	First American Government Obligations Fund — Class X, 5.28% (b)	$39,210
	TOTAL SHORT-TERM INVESTMENTS (Cost $39,210)	39,210
	TOTAL INVESTMENTS (Cost $8,460,067) — 100.0%	6,171,519
	Other Assets in Excess of Liabilities — 0.0% (c)	1,886
	NET ASSETS — 100.0%	$6,173,405

Percentages are stated as a percent of net assets.
(a)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 7 in Notes to Financial Statements.

(b)	Rate shown is the annualized seven-day yield as of October 31, 2023.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Statement of Assets and Liabilities
October 31, 2023

ASSETS
Investments in securities, at value (Cost $8,460,067)	$6,171,519
Dividends and interest receivable	4,606
Total assets	6,176,125

LIABILITIES
Management fees payable	2,720
Total liabilities	2,720

NET ASSETS	$6,173,405

Net Assets Consist of:
Paid-in capital	$10,592,417
Total distributable earnings (accumulated deficit)	(4,419,012)
Net assets	$6,173,405

Net Asset Value:
Net assets	$6,173,405
Shares outstanding ^	375,000
Net asset value, offering and redemption price per share	$16.46

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Statement of Operations
For the Year Ended October 31, 2023

INCOME
Dividends+	$282,675
Interest	1,556
Total investment income	284,231

EXPENSES
Management fees	50,994
Total expenses	50,994

Net investment income (loss)	233,237

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,176,343)
In-kind redemptions	(30,167)
Foreign currency transactions	(2,769)
Change in unrealized appreciation (depreciation) on:
Investments	2,050,465
Foreign currency translation	231
Net realized and unrealized gain (loss) on investments	(158,583)
Net increase (decrease) in net assets resulting from operations	$74,654

+	Net of foreign taxes withheld of $13,466.

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2023	Period Ended October 31, 2022 (1)
OPERATIONS
Net investment income (loss)	$233,237	$227,507
Net realized gain (loss) on investments and foreign currency transactions	(2,209,279)	(123,811)
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	2,050,696	(4,339,427)
Net increase (decrease) in net assets resulting from operations	74,654	(4,235,731)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(259,873)	(207,643)
Tax return of capital to shareholders	(40,253)	—
Total distributions to shareholders	(300,126)	(207,643)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	460,688	15,655,803
Payments for shares redeemed	(5,274,720)	—
Transaction fees (Note 6)	—	480
Net increase (decrease) in net assets derived from capital share transactions (a)	(4,814,032)	15,656,283
Net increase (decrease) in net assets	$(5,039,504)	$11,212,909

NET ASSETS
Beginning of year/period	$11,212,909	$—
End of year/period	$6,173,405	$11,212,909

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	25,000	625,000
Shares redeemed	(275,000)	—
Net increase (decrease)	(250,000)	625,000

(1)	The Fund commenced operations on December 8, 2021. The information presented is for the period from December 8, 2021 to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended October 31, 2023	Period Ended October 31, 2022 (1)
Net asset value, beginning of year/period	$17.94	$25.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.43	0.40
Net realized and unrealized gain (loss) on investments (7)	(1.29)	(7.31)
Total from investment operations	(0.86)	(6.91)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.54)	(0.35)
Tax return of capital to shareholders	(0.08)	—
Total distributions to shareholders	(0.62)	(0.35)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—	0.00	(3)

Net asset value, end of year/period	$16.46	$17.94

Total return	-5.03%	-27.59	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$6,173	$11,213

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.50%	0.50	%(5)
Net investment income (loss) to average net assets	2.29%	2.06	%(5)
Portfolio turnover rate (6)	71%	7	%(4)

(1)	Commencement of operations on December 8, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Notes to Financial Statements

October 31, 2023

NOTE 1 – ORGANIZATION

ETFB Green SRI REITs ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the FTSE EPRA Nareit IdealRatings Developed REITs Islamic Green Capped Index. The Fund commenced operations on December 8, 2021.

The end of the reporting period for the Fund is October 31, 2023, and the period covered by these Notes to Financial Statements is the fiscal year from November 1, 2022 through October 31, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,132,309	$—	$—	$6,132,309
Short-Term Investments	39,210	—	—	39,210
Total Investments in Securities	$6,171,519	$—	$—	$6,171,519

^	See Schedule of Investments for breakout of investments by country classifications.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

C.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends and foreign taxes on capital gains, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions.

During the fiscal year ended October 31, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$209,581	$(209,581)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses (“Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.50% based on the Fund’s average daily net assets.

The Adviser has entered into an agreement with Exchange Traded Funds Bureau, Inc. (the “Sponsor”), under which the Sponsor agrees to (i) sub-license the Index to the Adviser for use by the Fund, (ii) assist with the development of and provide other support to the Fund, and (iii) assume the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses, and, to the extent applicable, pay the Adviser’s minimum fee for its services under the arrangement. The Sponsor will also provide marketing support for the Fund, including distributing marketing materials related to the Fund. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $7,165,856 and $7,282,033, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $449,834 and $5,144,496, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of October 31, 2023 were as follows:

Tax cost of investments	$8,527,823
Gross tax unrealized appreciation	$98,984
Gross tax unrealized depreciation	(2,455,471)
Net tax unrealized appreciation (depreciation)	(2,356,487)
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(2,062,525)
Distributable earnings (accumulated deficit)	$(4,419,012)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing gains and losses associated with wash sales and partnerships.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended October 31, 2023, the Fund deferred, on a tax basis, no late-year ordinary losses and no post-October capital losses.

As of October 31, 2023, the Fund had a short-term capital loss carryforward of $504,256 and $1,558,269 of long-term capital loss carryforward available. These amounts do not have an expiration date.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

The tax character of distributions paid by the Fund during the past two fiscal periods was as follows:

	Year Ended October 31, 2023	Period Ended October 31, 2022
Ordinary Income	$259,873	$207,643
Return of Capital	40,253	—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

NOTE 7 – RISKS

Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Concentration Risk. The Index, and consequently the Fund, is expected to concentrate its investments in real estate companies. As a result, the value of the Fund’s shares, may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

ETFB Green SRI REITs ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of ETFB Green SRI REITs ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ETFB Green SRI REITs ETF (the “Fund”), a series of ETF Series Solutions, as of October 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended October 31, 2023 and for the period from December 8, 2021 (commencement of operations) to October 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

ETFB Green SRI REITs ETF

Report of Independent Registered Public Accounting Firm
(Continued)

We have served as the auditor for one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 20, 2023

ETFB Green SRI REITs ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

ETFB Green SRI REITs ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael A. Castino Born: 1967	Trustee	Indefinite term; Trustee since 2014; Chairman since 2013	Managing Director, Investment Manager Solutions, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013–2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)

Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021-2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014(other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Joshua J. Hinderliter Born: 1983	Secretary	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016–2022).

ETFB Green SRI REITs ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Officer, U.S. Bancorp Fund Services, LLC (2021-2023); Fund Administrator, UMB Fund Services, Inc. (2015–2021).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014-2017, 2018-2022).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://ritaetf.com/.

ETFB Green SRI REITs ETF

Expense Example

For the Six-Months Ended October 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period(1)
Actual	$1,000.00	$871.80	$2.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.68	$2.55

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.50%, multiplied by the average account value during the period, multiplied by 184/365 to reflect the one-half year period.

ETFB Green SRI REITs ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

ETFB Green SRI REITs ETF

Federal Tax Information

(Unaudited)

For the fiscal period ended October 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 29.27%.

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal period ended October 31, 2023 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at https://ritaetf.com/. The Fund’s portfolio holdings are posted on its website at https://ritaetf.com/ daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://ritaetf.com/.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

ETFB Green SRI REITs ETF

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://ritaetf.com/.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Adviser

Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 400
Oklahoma City, Oklahoma 73120

Index Providers

IdealRatings, Inc
50 California Street, Suite 1500
San Francisco, California 9411

FTSE Russell
10 Upper Bank Street
London, England, UK

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

ETFB Green SRI REITs ETF

Symbol – RITA
CUSIP – 26922B402

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2023	FYE 10/31/2022
(a) Audit Fees	$15,500	$15,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$4,500	$4,500
(d) All Other Fees	$0	$0

1

(e)(1)The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser).

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

2

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

3

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	January 8, 2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	January 8, 2024

*	Print the name and title of each signing officer under his or her signature.